Common Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Common Stock And Warrants Tables
Summary of warrants outstanding

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
	December 31,	December 31,	Exercise
Description	2017	2016	Price	Expiration
Series A	720,000	960,000	$0.35	July 12, 2019
Series B	-	1,326,087	$0.46	November 29, 2018
Series C	-	3,500,000	$0.49	November 29, 2018
Series D	910,000	910,000	$1.10	June 5, 2020
Series E	584,416	584,416	$1.54	September 8, 2021
Series F	14,492	-	$3.45	February 23, 2022 & March 9, 2022
Series G	460,250	-	$2.68	July 21, 2022
Series H	920,000	-	$2.75	October 16, 2022
Total	3,609,158	7,280,503